Parent company financial statement - Cash Flow (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Loss for the year	¥ 366,598	¥ 315,780	¥ 315,780	¥ 230,902
Adjustments for:
Net cash used in operating activities	431,042	690,317		587,931
Cash flows from investing activities
Net cash generated from investing activities	(127,760)	(1,234,206)		131,145
Cash flows from financing activities
Net cash from financing activities	(61,382)	(7,343)		18,609
Effect of movements in exchange rates on cash	437	(704)		(2,866)
Cash and cash equivalents at beginning of the year	260,684	812,620		77,801
Cash and cash equivalents at the end of the year	503,021	260,684	260,684	812,620
Parent [Member]
Cash flows from operating activities
Loss for the year	(10,060)	(8,176)		(11,440)
Adjustments for:
Change in other payables due to third parties	389	887		1,393
Change in other payables due to a related party	0	0		1
Changes in other current assets	(225)	0		0
Change in other receivable due from subsidiaries	(1,528)	(4,664)		(152)
Change in other receivable due from related parties	0	(201)		3,623
Net cash used in operating activities	(11,424)	(12,154)		(6,575)
Cash flows from investing activities
Repayment of loans from a related party	11,850	12,412		0
Net cash generated from investing activities	11,850	12,412		0
Cash flows from financing activities
Loans made from a related party	0	0		7,609
Net cash from financing activities	0	0		7,609
Effect of movements in exchange rates on cash	75	(394)		(3,016)
Net (decrease) / increase in cash	501	(136)		(1,982)
Cash and cash equivalents at beginning of the year	390	526		2,508
Cash and cash equivalents at the end of the year	891	390	¥ 390	526
Non cash transaction :
Net settlement of a loan made to a related party with a loan borrowed from a related party	¥ 0	¥ 0		¥ (7,609)